Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The changes in the components of redeemable NCI during the years ended December 31, were:

(millions)	2020	2019	2018
Balance, beginning of year	$225.6	$214.5	$503.7
Net income attributable to NCI	0	9.7	5.7
Other comprehensive income (loss) attributable to NCI[1]	0	4.6	(3.3)
Exercise of stock options	16.0	7.7	9.4
Purchase/change of ARX minority shares	(241.6)	(11.2)	(298.2)
Change in redemption value	0	0.3	(2.8)
Balance, end of year	$0	$225.6	$214.5

[1] Amount represents the other comprehensive income (loss) attributable to NCI, as reflected on the consolidated statements of comprehensive income; changes in accumulated other comprehensive income (loss) attributable to NCI due to a change in the minority ownership percentage does not impact the amount of redeemable NCI.